HERITAGE EQUITY FUNDS
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           SUPPLEMENT DATED SEPTEMBER 14, 2005 TO THE PROSPECTUS DATED
                 JANUARY 3, 2005, AS SUPPLEMENTED JULY 1, 2005

                               GROWTH EQUITY FUND
                                VALUE EQUITY FUND

             *** IMPORTANT NOTICE REGARDING FUND REORGANIZATIONS ***

The Board of Trustees of Heritage Series Trust, on behalf of the Growth Equity Fund and the Value Equity Fund, has approved the following reorganizations:

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         ACQUIRED FUND will be reorganized into ACQUIRING FUND
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   Growth Equity Fund                  Heritage Capital Appreciation Trust
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    Value Equity Fund                    Heritage Growth and Income Trust
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The  reorganizations  are expected to be effected on or about  December 16, 2005 and will require shareholder approval. In addition, it is intended that the reorganizations will be accomplished without resulting in the imposition of federal income tax on the Acquired Funds or their shareholders. A combined proxy statement and prospectus describing the reorganizations will be provided to Acquired Fund shareholders.

Pursuant to an agreement and plan of reorganization and termination, each Acquired Fund will transfer its assets to the corresponding Acquiring Fund in exchange for shares of the Acquiring Fund and the Acquiring Fund's assumption of the liabilities of the Acquired Fund. After the transfer, each Acquired Fund will distribute the corresponding Acquiring Fund shares to its shareholders in a complete liquidation. As a result, each Acquired Fund shareholder will become a shareholder of the corresponding Acquiring Fund's shares.

Each Acquired Fund and its corresponding Acquiring Fund have the same investment objective, but pursue them through different investment policies and strategies.

As a result of each proposed reorganization, effective September 26, 2005 shares of Growth Equity Fund and Value Equity Fund will no longer be offered to the public for purchase.

For more information, please contact Heritage Client Services at (800) 421-4184 or send an e-mail to ClientServices@HeritageFunds.com.

             *** IMPORTANT NOTICE REGARDING FUND REORGANIZATIONS ***